Deferred tax assets and liabilities (Details 1) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Deferred tax assets, property, Plant and Equipment [Member]
Disclosure Of Deferred tax assets and liabilities [Line Items]
Deferred tax liability (asset)	₨ 714,742	₨ 556,604	₨ 597,497
Deferred tax expense (income) recognized in profit or loss	158,138	(40,893)
Deferred tax relating to items credited (charged) directly to equity	0	0
Deferred tax liabilities, intangible assets [Member]
Disclosure Of Deferred tax assets and liabilities [Line Items]
Deferred tax liability (asset)	(133,829)	(143,519)	(143,326)
Deferred tax expense (income) recognized in profit or loss	9,690	(193)
Deferred tax relating to items credited (charged) directly to equity	0	0
Lease Obligations On Right Of Use Assets [Member]
Disclosure Of Deferred tax assets and liabilities [Line Items]
Deferred tax liability (asset)	147,614	130,143	61,752
Deferred tax expense (income) recognized in profit or loss	17,471	68,391
Deferred tax relating to items credited (charged) directly to equity	0	0
Deferred tax liabilities, finance Lease obligations [Member]
Disclosure Of Deferred tax assets and liabilities [Line Items]
Deferred tax liability (asset)	(34,145)	(35,670)	0
Deferred tax expense (income) recognized in profit or loss	1,525	(35,670)
Deferred tax relating to items credited (charged) directly to equity	0	0
MAT Credit Entitlement [Member]
Disclosure Of Deferred tax assets and liabilities [Line Items]
Deferred tax liability (asset)			0
Deferred tax expense (income) recognized in profit or loss	0	0
Deferred tax relating to items credited (charged) directly to equity	0	0
Deferred Tax Assets Provision For Employee Benefits [Member]
Disclosure Of Deferred tax assets and liabilities [Line Items]
Deferred tax liability (asset)	45,421	46,204	8,886
Deferred tax expense (income) recognized in profit or loss	(783)	37,372
Deferred tax relating to items credited (charged) directly to equity	0	0
Deferred Tax Assets Accounts Receivable [Member]
Disclosure Of Deferred tax assets and liabilities [Line Items]
Deferred tax liability (asset)	104,658	111,455	99,078
Deferred tax expense (income) recognized in profit or loss	(6,797)	12,377
Deferred tax relating to items credited (charged) directly to equity	0	0
Deferred Tax Assets Provision For Doubtful Advances [Member]
Disclosure Of Deferred tax assets and liabilities [Line Items]
Deferred tax liability (asset)	21,177	20,976	₨ 12,585
Deferred tax expense (income) recognized in profit or loss	201	8,391
Deferred tax relating to items credited (charged) directly to equity	₨ 0	₨ 0